RELATED PARTY TRANSACTIONS (Narrative) (Details)	1 Months Ended										12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY (¥)	Jul. 25, 2014 shares	May. 31, 2014 USD ($)	May. 31, 2014 CNY (¥)	May. 30, 2014 USD ($)	May. 30, 2014 HKD	Sep. 24, 2013 USD ($) $ / shares shares	Sep. 23, 2013 USD ($) $ / shares shares	Sep. 15, 2013 shares	Jul. 31, 2015 USD ($)	Jul. 31, 2015 CNY (¥)	Jul. 31, 2015 CNY (¥)	Apr. 25, 2015 USD ($)	Apr. 25, 2015 CNY (¥)	Jul. 31, 2014 USD ($)	Jul. 31, 2014 CNY (¥)	Apr. 10, 2014
Stock Issued During Period, Shares, Acquisitions | shares									250,000,000	250,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares									250,000,000
Sale of Stock, Price Per Share | $ / shares									$ 0.001
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned									$ 250,000
Business Acquisition Percentage Of Issued And Outstanding Shares			51.40%
Costs in Excess of Billings											$ 2,033,840					$ 7,863,873
Contract Receivable											5,523,616					11,710,958
Due from Related Parties, Current											611,879					638,926
Due to Related Parties, Current											18,954					18,934
Sanhe Dong Yi Glass Machine Company Limited [Member]
Prepaid Rent											3,965		¥ 12,000
Payments to Acquire Furniture and Fixtures	$ 1,487	¥ 9,000
Short-term Debt											0					160,865
Related Party Transaction, Purchases from Related Party				$ 1,261,872	¥ 7,844,300
Payments to Acquire Machinery and Equipment				47,265	162,900
Payments to Acquire Other Productive Assets				$ 21,000	¥ 130,919
Kelitai Air Powered Machinery Co Ltd [Member]
Short-term Debt														$ 507,917	¥ 3,150,000
Short-term Debt, Percentage Bearing Fixed Interest Rate														5.00%	5.00%
Due to Related Parties, Current											0					1,235,667	¥ 7,681,400
Kelitai Air Powered Machinery Co Ltd [Member] | Loan Agreement [Member]
Due from Related Parties, Current											32,208
Kelitai Air Powered Machinery Co Ltd [Member] | Construction Loans [Member]
Due from Related Parties, Current											579,671					638,926
Zhou Jian [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			264,850,740
Business Acquisition, Percentage of Voting Interests Acquired			97.00%
Zhou Deng Rong [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage																		70.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			8,191,260
Business Acquisition, Percentage of Voting Interests Acquired			3.00%
Directors [Member]
Due to Related Parties, Noncurrent											417,770					430,928
Hengruier Machinery Company Limited [Member]
Due to Related Parties, Current											0					1,242,198	¥ 7,722,000
LuckSky Group [Member]
Short-term Debt											0					1,242,198
Accrued Rent, Current											166,443					33,253
Lucksky Hong Kong Shares Limited [Member]
Stock Issued During Period, Shares, Acquisitions | shares										250,000,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage										41.00%
24 Shareholders [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares								250,000,000
Sale of Stock, Price Per Share | $ / shares								$ 0.001
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned								$ 250,000
Luck Sky Hong Kong Aerodynamic Electricity Limited [Member]
Business Acquisition, Percentage of Voting Interests Acquired						100.00%	100.00%
Business Combination, Consideration Transferred, Total						$ 1,289.98	HKD 10,000.00
Costs in Excess of Billings											2,033,840
Contract Receivable											5,523,616
Office And Factory [Member]
Rental Income, Nonoperating											$ 113,492	¥ 697,248
Office And Factory [Member] | Sanhe Dong Yi Glass Machine Company Limited [Member]
Payments for Rent | ¥												¥ 1,306,500
Operating Lease Expiration Period											30	30
Accrued Rent, Current											$ 262,996					$ 52,542
Dormitory [Member]
Rental Income, Nonoperating											21,095	¥ 129,600
Agricultural Land [Member]
Payments for Rent											$ 5,617	¥ 34,510